Shareholder Report, Line Graph (Details) 190995_Buffalo Small Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Small Cap Growth Fund Institutional Class
Accumulated Value	$ 333,039	$ 365,825	$ 351,528	$ 399,105	$ 479,629	$ 216,893	$ 250,000	$ 353,746
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index
Accumulated Value	$ 329,546	$ 346,378	$ 287,817	$ 321,929	$ 375,766	$ 197,562	$ 250,000	$ 407,241